Long-Term Debt - Summary of Changes in Longterm Debt (Detail) - CAD ($) $ in Millions		12 Months Ended
	Dec. 13, 2022	Jan. 31, 2024	Jan. 31, 2023
Disclosure of detailed information about borrowings [line items]
Carrying amount, beginning balance		$ 2,790.2	$ 2,040.5
Issuance		3.3	920.9
Repayment		(58.2)	(251.9)
Effect of foreign currency exchange rate changes		10.8	98.5
Other		17.0	(17.8)
Carrying amount, ending balance		2,763.1	2,790.2
Term facility [member]
Disclosure of detailed information about borrowings [line items]
Carrying amount, beginning balance		2,611.4	1,891.2
Issuance			804.4
Repayment	$ (135.0)	(25.5)	(157.0)
Effect of foreign currency exchange rate changes		10.2	92.4
Other		13.6	(19.6)
Carrying amount, ending balance		2,609.7	2,611.4
Term loans [member]
Disclosure of detailed information about borrowings [line items]
Carrying amount, beginning balance		178.8	149.3
Issuance		3.3	116.5
Repayment		(32.7)	(94.9)
Effect of foreign currency exchange rate changes		0.6	6.1
Other		3.4	1.8
Carrying amount, ending balance		$ 153.4	$ 178.8